UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-07723

Investment Company Act File Number

Worldwide Health Sciences Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

August 31

Date of Fiscal Year End

May 31, 2012

Date of Reporting Period

Item 1. Schedule of Investments

Worldwide Health Sciences Portfolio

May 31, 2012

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.80%

Security	Shares	Value	Percentage of Net Assets
Major Capitalization — Europe 15.18%(1)
Elan Corp. PLC ADR(2)	1,288,200	$17,983,272	1.86%
Novartis AG	783,000	40,792,525	4.23
Roche Holding AG PC	297,000	46,480,413	4.82
Sanofi SA	422,000	28,745,440	2.98
Shire PLC ADR	147,000	12,408,270	1.29

		$146,409,920	15.18%

Major Capitalization — Far East 5.98%(1)
Mitsubishi Tanabe Pharma Corp.	2,817,300	$37,073,670	3.84%
Ono Pharmaceutical Co., Ltd.	365,000	20,595,276	2.14

		$57,668,946	5.98%

Major Capitalization — North America 44.75%(1)
Abbott Laboratories	333,000	$20,576,070	2.13%
Aetna, Inc.	320,000	13,084,800	1.36
Allergan, Inc.	198,000	17,869,500	1.85
Baxter International, Inc.	229,000	11,591,980	1.20
Biogen Idec, Inc.(2)	160,000	20,920,000	2.17
Bristol-Myers Squibb Co.	1,512,200	50,416,748	5.23
Express Scripts Holding Co.(2)	316,200	16,502,478	1.71
Gilead Sciences, Inc.(2)	641,000	32,017,950	3.32
HCA Holdings, Inc.	358,000	9,304,420	0.96
Humana, Inc.	132,000	10,083,480	1.05
Illumina, Inc.(2)	224,900	9,684,194	1.00
Life Technologies Corp.(2)	547,000	22,377,770	2.32
Merck & Co., Inc.	1,065,000	40,022,700	4.15
Pfizer, Inc.	2,840,000	62,110,800	6.44
Regeneron Pharmaceuticals, Inc.(2)	70,000	9,495,500	0.98
Thermo Fisher Scientific, Inc.	286,000	14,437,280	1.50
UnitedHealth Group, Inc.	339,000	18,906,030	1.96
Watson Pharmaceuticals, Inc.(2)	260,000	18,535,400	1.92
WellPoint, Inc.	297,000	20,014,830	2.07
Zimmer Holdings, Inc.	227,000	13,767,550	1.43

		$431,719,480	44.75%

Small & Mid Capitalization — Europe 5.14%(1)
Actelion, Ltd.(2)	738,000	$27,975,091	2.90%
Given Imaging, Ltd.(2)	424,000	6,919,680	0.72
Medivir AB, Class B(2)	93,000	774,302	0.08
Warner Chilcott PLC, Class A(2)	738,200	13,922,452	1.44

		$49,591,525	5.14%

Small & Mid Capitalization — Far East 10.76%(1)
Biosensors International Group Ltd.(2)	9,943,400	$9,436,554	0.98%
China Shineway Pharmaceutical Group, Ltd.	5,560,900	8,460,676	0.88
Nichi-Iko Pharmaceutical Co., Ltd.	760,400	14,353,154	1.49
Sawai Pharmaceutical Co., Ltd.	301,000	32,170,678	3.33

Security	Shares	Value	Percentage of Net Assets
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	15,518,000	$15,675,036	1.62%
Towa Pharmaceutical Co., Ltd.	455,000	23,735,313	2.46

		$103,831,411	10.76%

Small & Mid Capitalization — North America 17.99%(1)
Align Technology, Inc.(2)	445,000	$13,897,350	1.44%
ARIAD Pharmaceuticals, Inc.(2)	329,300	5,456,501	0.57
Auxilium Pharmaceuticals, Inc.(2)	392,900	7,504,390	0.78
BioMarin Pharmaceutical, Inc.(2)	267,800	9,544,392	0.99
Dendreon Corp.(2)	952,400	6,666,800	0.69
Exact Sciences Corp.(2)	917,300	9,062,924	0.94
ImmunoGen, Inc.(2)	563,500	7,894,635	0.82
Impax Laboratories, Inc.(2)	411,000	8,520,030	0.88
Incyte Corp.(2)	1,260,000	26,850,600	2.78
Neurocrine Biosciences, Inc.(2)	640,200	4,282,938	0.44
NPS Pharmaceuticals, Inc.(2)	1,013,000	7,992,570	0.83
Onyx Pharmaceuticals, Inc.(2)	389,000	17,808,420	1.85
OraSure Technologies, Inc.(2)	925,000	9,573,750	0.99
Questcor Pharmaceuticals, Inc.(2)	369,000	15,276,600	1.58
Sequenom, Inc.(2)	1,800,000	6,894,000	0.72
Verastem, Inc.(2)	297,500	2,986,900	0.31
VIVUS, Inc.(2)	538,800	13,356,852	1.38

		$173,569,652	17.99%

Total Common Stocks (identified cost $837,845,647)		$962,790,934	99.80%

Other Assets, Less Liabilities		$1,918,070	0.20%

Net Assets		$964,709,004	100.00%

ADR	-	American Depositary Receipt

PC	-	Participation Certificate

During the fiscal year to date ended May 31, 2012, the Portfolio held interests in Eaton Vance Cash Reserves Fund, LLC, an affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended May 31, 2012 was $15,744.

(1)	Major Capitalization is defined as market value of $5 billion or more. Small & Mid Capitalization is defined as market value less than $5 billion.

(2)	Non-income producing security.

The Portfolio did not have any open financial instruments at May 31, 2012.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at May 31, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$838,999,639

Gross unrealized appreciation	$166,817,623
Gross unrealized depreciation	(43,026,328)

Net unrealized appreciation	$123,791,295

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2012, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Major Capitalization - Europe	$30,391,542	$116,018,378		$—	$146,409,920
Major Capitalization - Far East	—	57,668,946		—	57,668,946
Major Capitalization - North America	431,719,480	—		—	431,719,480
Small & Mid Capitalization - Europe	20,842,132	28,749,393		—	49,591,525
Small & Mid Capitalization - Far East	—	103,831,411		—	103,831,411
Small & Mid Capitalization - North America	173,569,652	—		—	173,569,652
Total Common Stocks	$656,522,806	$306,268,128	*	$—	$962,790,934

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The only Level 3 activity during the fiscal year to date ended May 31, 2012 was the expiration of call options that were valued at $0 at August 31, 2011, with no gain or loss to the Portfolio. At May 31, 2012, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Worldwide Health Sciences Portfolio

By:	/s/ Samuel D. Isaly
Samuel D. Isaly
President

Date:	July 20, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Samuel D. Isaly
Samuel D. Isaly
President

Date:	July 20, 2012

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	July 20, 2012